Consolidated statement of changes in equity - GBP (£) £ in Thousands	Total	Share options [member]	LTIPs [member]	Conversion of loan note [member]	October 31, 2017 [member]	June 1, 2018 [member]	August 3, 2018 [member]	October 22, 2018 [member]	Issued capital [member]	Issued capital [member] Conversion of loan note [member]	Issued capital [member] Novartis bonus shares [member]	Issued capital [member] April 23, 2019 [member]	Issued capital [member] October 22, 2018 [member]	Share premium [member]	Share premium [member] Conversion of loan note [member]	Share premium [member] Novartis bonus shares [member]	Share premium [member] June 1, 2018 [member]	Share premium [member] August 3, 2018 [member]	Share premium [member] October 22, 2018 [member]	Other capital reserves [member]	Other capital reserves [member] Share options [member]	Other capital reserves [member] LTIPs [member]	Other capital reserves [member] Conversion of loan note [member]	Other capital reserves [member] Novartis bonus shares [member]	Other capital reserves [member] April 23, 2019 [member]	Employee benefit trust [member]	Other reserves [member]	Accumulated losses [member]	Translated reserve
Beginning balance at Dec. 31, 2017	£ 62,483								£ 213					£ 118,227						£ 16,359							£ 7,000	£ (79,316)
Loss for the period	(32,029)																											(32,029)
IFRS 9 restatement	124																											124
Issuance of share capital					£ 44	£ 150	£ 13	£ 111					£ 1				£ 150	£ 13	£ 110
Share-based payments		£ 1,871	£ 319																		£ 1,871	£ 319
Issuance of warrants																				44
Transaction costs on issuance of share capital	(8)													(8)
Purchase of treasury shares	(307)																									£ (307)
Ending balance at Dec. 31, 2018	32,771								214					118,492						18,593						(307)	7,000	(111,221)
Other comprehensive income	(499)
Loss for the period	(34,844)																											(34,844)
Issuance of share capital						£ 40,892						£ 74													£ 40,818
Issuance of share capital				£ 2,369						£ 3	£ 3				£ 2,366	£ 1,587								£ (1,590)
Share-based payments		£ 1,543	£ 93																		£ 1,543	£ 93
Issuance on conversion of loan notes				£ (310)																			£ (310)
Transaction costs on issuance of share capital	(761)													(761)
Purchase of treasury shares	(998)																									(998)
Ending balance at Dec. 31, 2019	40,256								294					121,684						59,147						(1,305)	7,000	(146,065)	£ (499)
Other comprehensive income	349																												349
Loss for the period	(163,628)																											(163,628)
Issuance of share capital	16,937								347					18,715													(2,125)
Currency translation of foreign operations	(499)																												(499)
Share-based payments	1,558																			1,558
Issuance of warrants	4,080
Issuance on conversion of loan notes	54,865								375					21,386						33,104
Issuance of share capital on conversion of loan notes and warrants	1,084																			1,084
Reclassification of loan notes embedded derivative (Note 18)	33,481																			33,481
Conversion of warrants	127								1																		126
Ending balance at Dec. 31, 2020	£ (14,971)								£ 1,017					£ 161,785						£ 128,374						£ (1,305)	£ 5,001	£ (309,693)	£ (150)